Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 27, 2021 USD ($)	Sep. 27, 2021 HKD ($)
Commitments and Contingencies (Details) [Line Items]
Payments for Rent	$ 167,239	$ 151,538	$ 49,231
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Other commitment				$ 400,000	$ 3,140